Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	Equipment and furniture	Right-of-use asset	Total
	£000s	£000s	£000s
Cost
At January 1, 2020	3,403	160	3,563
Additions	511	456	967
Disposals	(2)	(160)	(162)
Translation adjustment	154	-	154
At December 31, 2020	4,066	456	4,522
At January 1, 2021	4,066	456	4,522
Additions	1,311	-	1,311
Disposals	(46)	(111)	(157)
Translation adjustment	(219)	-	(219)
At December 31, 2021	5,112	345	5,457
Accumulated depreciation
At January 1, 2020	2,856	96	2,952
Charge for the year	291	185	476
Eliminated on disposal	(2)	(160)	(162)
Translation adjustment	129	-	129
At December 31, 2020	3,274	121	3,395
At January 1, 2021	3,274	121	3,395
Charge for the year	238	173	411
Eliminated on disposal	(46)	(74)	(120)
Translation adjustment	(173)	-	(173)
At December 31, 2021	3,293	220	3,513
Net book value
As at December 31, 2020	792	335	1,127
As at December 31, 2021	1,819	125	1,944